Significant Accounting Policies - Schedule of Straight-Line Method Over Estimated Useful Lives (Details)	Jun. 30, 2026
Furniture and electronic equipment [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	3 years
Vehicles [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	10 years
Software [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	5 years
Leasehold improvements [Member]
Schedule of Straight-Line Method Over Estimated Useful Lives [Line Items]
Estimated Useful lives	Estimated Useful lives